Subsequent events - Additional Information (Detail)						2 Months Ended		12 Months Ended
	Dec. 31, 2021 $ / shares shares	Aug. 23, 2019 $ / shares	Aug. 23, 2019 CNY (¥) shares	Apr. 12, 2019 USD ($) $ / shares shares	Apr. 12, 2019 CNY (¥) shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Jan. 31, 2022 USD ($)
Subsequent Event [Line Items]
Treasury stock, amount								$ 50,144,695	¥ 352,427,812	$ 195,000,000
American Depositary Share A D S [Member]
Subsequent Event [Line Items]
Repurchased shares, average price | $ / shares								$ 4.533
Share Repurchase Program [Member]
Subsequent Event [Line Items]
Treasury stock, amount			¥ 1,393,723,500	$ 103,191,319	¥ 693,517,898			$ 574,026,622	¥ 3,934,156,758	$ 2,258,112	¥ 15,528,092	$ 209,919,048	¥ 1,410,222,466
Share Repurchase Program [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares repurchased	83,613,291		26,169,241	18,173,885	18,173,885					1,495,291	1,495,291	33,237,759	33,237,759
Share Repurchase Program [Member] | American Depositary Share A D S [Member]
Subsequent Event [Line Items]
Number of shares repurchased	83,613,291			18,173,885	18,173,885					1,495,291	1,495,291	33,237,759	33,237,759
Repurchased shares, average price | $ / shares	$ 6.865	$ 7.451		$ 5.678						$ 1.510		$ 6.316
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, Repurchase amount | $														$ 60,000,000
Subsequent Event [Member] | Share Repurchase Program [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares repurchased						3,488,570	3,488,570
Subsequent Event [Member] | Share Repurchase Program [Member] | American Depositary Share A D S [Member]
Subsequent Event [Line Items]
Number of shares repurchased						3,488,570	3,488,570
Treasury stock, amount						$ 4,158,751	¥ 26,457,680
Repurchased shares, average price | $ / shares						$ 1.192